Long-Term Prepaid Expenses (Details) (USD $)	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Long-Term Prepaid Expenses [Abstract]
Long-term prepaid rental expenses	$ 376,359	$ 379,531
Less: Accumulated amortization	(6,272)	(1,581)
Prepaid expense, total	$ 370,087	$ 377,950